Income Tax: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets, Gross
Deferred Tax Assets, Policy Liabilities and Reserves	$ 36	$ 81
Deferred Tax Assets, Unrealized Losses on Available-for-Sale Securities, Gross	122
Deferred Tax Assets, Investments	168	276
Deferred Tax Assets, Tax Deferred Expense	94	26
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Policyholder Liabilities	309	230
Deferred Tax Assets, Other	1	3
Deferred Tax Assets, Gross	730	616
Deferred Tax Liabilities, Gross
Deferred Tax Liabilities, Unrealized Gains on Trading Securities		118
Deferred Tax Liabilities, Deferred Insurance Expense	47	56
Deferred Tax Liabilities, Other	1	2
Deferred Tax Liabilities, Gross	48	176
Net deferred tax asset	$ 682	$ 440